Acquisitions and Investments - Schedule of Purchase Price (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Acquisitions, Investments and Disposals [Abstract]
Intangible Assets	$ 7,821,867	$ 7,821,867
Cash	389	389
Prepaid Expenses	3,392	3,392
Property & Equipment	201,452	201,452
Deposits and Other Assets	24,837	24,837
Operating Lease ROU Asset	491,830	491,830
Total Assets Acquired	8,543,767	8,543,767
Less: Deferred Revenue	(228,371)	(228,371)
Less: Notes Payable	(312,697)	(312,697)
Less: Operating Lease Liability	(547,438)	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)	(1,103,239)
Net Assets Acquired	6,352,022	6,352,022
Goodwill	8,087,902	8,087,902
Total Purchase Price	$ 14,439,924	$ 14,439,924